CONTRACTHOLDER BONUS INTEREST CREDITS (Tables)	12 Months Ended
Dec. 31, 2016
Contractholder Bonus Interest Credits [Abstract]
Contractholder Bonus Interest Credits
Changes in the deferred asset for contractholder bonus interest credits are as follows:

	December 31,
	2016	2015
	(In Millions)
Balance, beginning of year	$534	$383
Contractholder bonus interest credits deferred	13	17
Other	—	174
Amortization charged to income	(43)	(40)
Balance, End of Year	$504	$534

Changes in deferred acquisition costs at December 31, 2016 and 2015 were as follows:

	December 31,
	2016	2015
	(In Millions)
Balance, beginning of year	$4,469	$4,271
Capitalization of commissions, sales and issue expenses	594	615
Amortization	(756)	(284)
Change in unrealized investment gains and losses	(6)	41
Other	—	(174)
Balance, End of Year	$4,301	$4,469